UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2010

Check here if Amendment	 [  X ];
Amendment Number: __1____

This Amendment (Check only one.):
[ X ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
        	Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   	Michael James Gibson
Title:  	Managing Director, Chief Compliance Officer
Phone:   	416-932-6337

Signature, Place, and Date of Signing:

_____________________
[Signature]


Toronto, Ontario, Canada   		April 11, 2011
[City, State] 				[Date]

Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                      Beutel, Goodman & Company Ltd.
                                                      Form 13F Information Table              Form 13F File Number
              31-Dec-10                                                                       28 - 11939

                                                            Total     Shares Investment Other    Voting Authority
Name of Issuer          Title of Class          CUSIP   (x $1000)            Discretion Mgrs.      Sole  Shared    None
Bank of Nova Scotia         Common            64149107     359,907   6,269,057     Sole         5,280,670         988,387
Baytex Energy               Common            73176109     108,963   2,325,126     Sole         1,899,876         425,250
Cameco Corp.                Common           13321L108     267,129   6,592,707     Sole         5,644,107         948,600
CIBC                        Common           136069101     519,240   6,593,078     Sole         5,592,451        1,000,62
CDN National Railway        Common           136375102     256,301   3,842,002     Sole         3,288,029         553,973
Cenovus Energy Inc.         Common           15135U109     220,301   6,583,861     Sole         5,688,556         895,305
Enbridge Inc.               Common           29250N105     115,983   2,050,055     Sole         1,771,455         278,600
Encana                      Common           292505104     174,127   5,953,481     Sole         5,119,776         833,705
Kinross Gold Corp.          Common           496902404     179,843   9,459,099     Sole         8,022,149        1,436,95
Magna Intl  Inc.            Common           559222401     200,215   3,836,126     Sole         3,635,917         200,209
Manulife Financial          Common           56501R106     323,918  18,785,337     Sole        16,150,582        2,634,75
Molson Coors Canada     ExchNonVot CLB       608711206     325,694   6,420,906     Sole         5,528,256         892,650
Rogers Communications  Class BNonVoting      775109200     281,194   8,083,101     Sole         6,933,725        1,149,37
Royal Bank CDA              Common           780087102     430,345   8,180,833     Sole         6,848,048        1,332,78
Sun Life Financial          Common           866796105     123,905   4,092,869     Sole         3,430,833         662,036
Talisman Energy Inc         Common           87425E103     276,776  12,444,906     Sole        10,442,117        2,002,78
Thomson Reuters Corp.       Common           884903105     134,289   3,586,572     Sole         3,026,137         560,435
Toronto Dominion Bank       Common           891160509     588,691   7,885,680     Sole         6,690,590        1,195,09

Total                                                    4,886,821






FORM 13F SUMMARY PAGE

Report Summary:
December 31, 2010

Number of Other Included Managers:
None

Form 13F Information Table Entry Total:
18

Form 13F Information Table Value Total:
4,886,821(thousands)



List of Other Included Managers:
None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
NONE and omit the column headings and list entries.]



No. Form 13F File Number Name
28-11939
[Repeat as necessary.]